UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd.,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:      11/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

HORIZON ACTIVE ASSET ALLOCATION FUND

Class N Shares AAANX

Annual Report
November 30, 2012

Investor Information: 1-855-754-7932
www.horizonactiveassetallocationfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

www.	horizoninvestments.com

Letter to Shareholders of the Horizon Active Asset Allocation Fund

Schizophrenic may he the best word to describe the S&P 500 in 2012. Sequential quarters exhibited vastly different tone and performance. While returns in the first and third quarters were positive and investors were jubilant, the second and fourth quarters were characterized by negative returns and hand- wringing.

     In the first quarter of 2012, economic data began to improve as stronger jobs numbers and better than expected U.S. housing starts and home sales fueled optimism that the US economy was in a recovery. Investors in European markets were upbeat following the European Central Bank’s move in late December to lend a half-trillion euro to European banks, providing them with much needed liquidity for three years. Contributors to fund performance in the first quarter include U.S. I.arge Cap Value equities, Homebuilders and European exposure.

     The second quarter saw growing unease over the Greek bailout and Spain’s report that the proportion of bad loans at its banks had risen to an 18-year high. These combined to weigh on Europe, fueling deterioration in Spanish and Italian bond prices. Surprisingly France’s stability is called into question as rumors swirled regarding the solvency of the country’s largest financial institutions. U.S. markets decline as sentiment starts to affect U.S. markets. High Yield Bonds and U.S. Large Cap Growth equities henefilted second quarter performance.

     During the third quarter, at the end of July, Mario Draghi proposed doing anything possible to maintain and liquefy the European financial system saying “We think the euro is irreversible” and “The ECB will do whatever it takes to preserve the euro and, believe me, it will be enough”. The German court would then take on the constitutionality of aiding the continued bailout of weak Euro Zone countries like Greece, Spain and Italy. Once settled favorably, US markets again moved higher on improving general economic data. Third quarter results were aided by exposures to Biotechnology and Europe.

     In the fourth quarter, uncertainty surrounding the outcome of the US election followed closely by the fiscal cliff standoff. Skittish investors would delay committing funds until conditions improve, resulting in a lower S&P 500.

Contributors to performance include U.S. Financials, Europe and Emerging Markets exposures

The fund’s inception date was 1-31-2012 and for the fiscal year end on 11-30-2012 it was up 3.10%

     Looking ahead, the next hurdle for markets is the debt ceiling negotiation process. While most believe there will be a resolution, the level of volatility and pain experienced by markets throughout the process is unknowable. For now, markets are complacent with both credit spreads and volatility measures at historic lows and U.S. markets hitting multi-year highs. As always, we are monitoring risk/reward undercunents and will hue-tune portfolios accordingly.

Thanks,

Robert Cannon
President and CEO

1 0272-NLD- 1/25/2013

Horizon Active Asset Allocation Fund
PORTFOLIO REVIEW
November 30, 2012 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures** for the period ending November 30, 2012, compared to its benchmark:

			Inception* –
Annualized Total Returns	Three Months	Six Months	November 30, 2012
Horizon Active Asset Allocation Fund	0.10%	5.96%	3.10%
S&P 500 Total Return Index	1.27%	9.32%	10.02%

*	Inception date is January 31, 2012.
**	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

Portfolio Composition as of November 30, 2012:

% of Net Assets

International Equity	35.5%
Large Cap Blend	25.0%
Specialty	20.8%
Mid Cap Value	8.8%
Emerging Markets	4.9%
Short-Term Investments	2.6%
Purchased Put Options	0.2%
Other Assets	2.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
November 30, 2012

Shares/Contracts		Value

	EQUITY FUNDS - 95.0%
	EMERGING MARKETS - 4.9%
57,009	WisdomTree Emerging Markets SmallCap Dividend Fund	$2,650,919

	INTERNATIONAL EQUITY - 35.5%
241,354	iShares MSCI ACWI Index Fund	11,389,495
75,298	iShares MSCI EAFE Index Fund	4,148,167
76,768	iShares MSCI Pacific ex-Japan Index Fund	3,569,712
		19,107,374
	LARGE CAP BLEND - 25.0%
94,612	SPDR S&P 500 ETF Trust	13,440,581

	MID CAP VALUE - 8.8%
95,574	iShares Russell Midcap Value Index Fund	4,711,798

	SPECIALTY - 20.8%
129,826	First Trust Consumer Staples AlphaDEX Fund	3,313,160
290,849	SPDR Financial Select Sector Fund	4,583,780
114,010	SPDR Technology Select Sector Fund	3,321,111
		11,218,051

	TOTAL EQUITY FUNDS (Cost - $50,853,148)	51,128,723

	PURCHASED PUT OPTIONS - 0.2% *
100	S & P 500 Index
	Expiration December 2012, Exercise Price $1,300.00 **	16,000
75	S & P 500 Index
	Expiration December 2012, Exercise Price $1,325.00 **	32,250
50	S & P 500 Index
	Expiration December 2012, Exercise Price $1,350.00 **	34,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $121,588)	82,250

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
1,414,055	BlackRock Liquidity Funds T-Fund, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,414,055)	1,414,055

	TOTAL INVESTMENTS - 97.8% (Cost - $52,388,791) (a)	$52,625,028
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	1,191,608
	NET ASSETS - 100.0%	$53,816,636

*	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2012.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Continued) November 30, 2012

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,428,720 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

Unrealized appreciation	$405,425
Unrealized depreciation	(209,117)
Net unrealized appreciation	$196,308

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012

Assets:
Investments in Securities at Market Value (identified cost $52,388,791)	$52,625,028
Cash	253,867
Receivable for Fund Shares Sold	965,640
Dividends and Interest Receivable	15
Prepaid Expenses and Other Assets	49,699
Total Assets	53,894,249

Liabilities:
Accrued Advisory Fees	33,921
Shareholder Servicing Fees Payable	10,403
Fees Payable to Other Affiliates	9,759
Accrued Expenses and Other Liabilities	23,530
Total Liabilities	77,613

Net Assets ($0 par value, unlimited shares authorized;
5,221,161 shares of beneficial interest outstanding)	$53,816,636

Net Asset Value, Offering and Redemption Price Per Share
($53,816,636 / 5,221,161 shares of beneficial interest outstanding)	$10.31

Composition of Net Assets:
At November 30, 2012, Net Assets consisted of:
Paid-in-Capital	$53,813,928
Undistributed Net Investment Income	43,959
Accumulated Net Realized Loss on Investments	(277,488)
Net Unrealized Appreciation/(Depreciation):
Investments	275,575
Purchased Options	(39,338)
Net Assets	$53,816,636

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2012 (a)

Investment Income:
Dividend Income	$325,312
Interest Income	114
Total Investment Income	325,426

Expenses:
Investment Advisory Fees	218,861
Shareholder Servicing Fees	49,741
Administrative Service Fees	33,173
Accounting Service Fees	19,335
Transfer Agent Fees	17,613
Legal Fees	16,815
Audit Fees	14,182
Chief Compliance Officer Fees	13,531
Printing and Postage Expenses	12,258
Trustees' Fees and Expenses	7,873
Registration Fees	7,265
Custodian Fees	4,549
Other Expenses	5,240
Total Expenses	420,436
Less: Fees Waived/Expenses Reimbursed by the Adviser	(138,969)

Net Expenses	281,467

Net Investment Income	43,959

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(277,488)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	275,575
Purchased Options	(39,338)
Net Realized and Unrealized Loss on Investments	(41,251)

Net Increase in Net Assets Resulting From Operations	$2,708

(a) The Horizon Active Asset Allocation Fund commenced operations on January 31, 2012.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
November 30, 2012 (a)

Operations:
Net Investment Income	$43,959
Net Realized Loss on Investments	(277,488)
Net Change in Unrealized Appreciation on Investments
and Purchased Options	236,237
Net Increase in Net Assets Resulting From Operations	2,708

Capital Share Transactions:
Proceeds from Shares Issued (5,812,374 shares)	59,695,930
Cost of Shares Redeemed (591,213 shares)	(5,882,002)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	53,813,928

Increase in Net Assets	53,816,636

Net Assets:
Beginning of Period	-
End of Period*	$53,816,636

* Includes Undistributed Net Investment Income of:	$43,959

(a) The Horizon Active Asset Allocation Fund commenced operations on January 31, 2012.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

For the Period
Ended
November 30, 2012 *

Net Asset Value, Beginning of Period	$10.00
Increase From Operations:
Net investment income (a)	0.02
Net gain from investments
(both realized and unrealized)	0.29
Total from operations	0.31

Net Asset Value, End of Period	$10.31

Total Return (b)	3.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$53,817
Ratio to average net assets:
Gross Expenses (c,d,e)	2.12%
Net Expenses (c,d)	1.42%
Net investment loss,
Net of Reimbursement (c,d)	(0.48) %

Portfolio turnover rate (f)	820%

* Since January 31, 2012 (Commencement of Operations).

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

 (c) Annualized.

(d) Does not reflect the expenses of the underlying funds in which the Fund invests.

(e) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f) Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2012

1. ORGANIZATION

Horizon Active Asset Allocation Fund (the “Fund”) is a series of shares of beneficial interest of the AdvisorOne Funds (the “Trust”), a Delaware business trust organized on December 20, 1996. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is capital appreciation. The Fund commenced operations on January 31, 2012 and presently offers Class N shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012

adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2012 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2		Level 3		Total
Equity Funds	$51,128,723		$-	$	- $	51,128,723
Purchased Options	82,250		-		-	82,250
Short-Term Investments	1,414,055		-		-	1,414,055
Total	$52,625,028		$-	$	- $	52,625,028

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012

securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended November 30, 2012, the Fund had a net change in unrealized appreciation (depreciation) on purchased options of $39,338 subject to equity price risk and is included in the line marked “Net change in unrealized appreciation (depreciation) on purchased options” on the Statement of Operations.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012

against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, accounting and transfer agent services.

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Fund. For the period ended November 30, 2012, the Adviser earned advisory fees of $218,861.

Pursuant to the Operating Expense Limitation and Security Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.42% per annum of the Fund’s average daily net assets for Class N shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.42% of average daily net assets for Class N shares, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.42% of average daily net assets for Class N shares. If Fund Operating Expenses subsequently exceed 1.42% per annum of the Fund's average daily net assets for Class N shares, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the period ended November 30, 2012, the Adviser waived fees in the amount of $92,935 and reimbursed expenses in the amount of $46,034.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated.

Year	Amount
2015	$138,969

Shareholder Services Plan – The Fund has adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to Class N shares.

Trustees - The Trust pays each Trustee of the Trust who is not an interested person a fee of $6,000 per quarter. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Distributor and are not paid any fees directly for serving in such capacities.

Administration, Fund Accounting, Transfer Agent Fees - Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended November 30, 2012, amounted to $257,028,723 and $205,898,088, respectively.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2012, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$1,380,531	$-	$-	$(1,574,131)	$196,308	$2,708

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized loss on investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
$1,574,131

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in SPDR S&P 500 ETF Trust (the “Portfolio”), a registered open-end fund incorporated in the United States of America. The investment objective of the Portfolio is to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index. The Fund may redeem its investment from the Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Portfolio. The annual report of SPDR S&P 500 ETF Trust, along with the report of the independent registered public accounting firm is included in the SPDR S&P 500 ETF Trust’s N-30D filing dated November 29, 2012, available at ‘www.sec.gov’.

Horizon Active Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2012

As of November 30, 2012, the percentage of the Fund’s net assets invested in the Portfolio was 25.00%.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Horizon Active Asset Allocation Fund and
The Board of Trustees of
AdvisorOne Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Horizon Active Asset Allocation Fund, a series of AdvisorOne Funds, as of November 30, 2012 and the related statement of operations, the statement of changes in net assets and the financial highlights for the period January 31, 2012 (commencement of operations) to November 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Horizon Active Asset Allocation Fund as of November 30, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period January 31, 2012 to November 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2013

Horizon Active Asset Allocation Fund

DISCLOSURE OF FUND EXPENSES

November 30, 2012 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning
	Account	Ending	Expenses Paid
	Value	Account Value	During the Period*
	(6/1/12)	(11/30/12)	(6/1/12 to 11/30/12)

Actual	$1,000.00	$1,059.60	$7.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,017.90	$7.16

*Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

Horizon Active Asset Allocation Fund

SUPPLEMENTAL INFORMATION

November 30, 2012 (Unaudited)

     FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT*

     At a meeting of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on December 15, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Horizon Investments, LLC (“Horizon” or the “Adviser”) with respect to the Horizon Active Asset Allocation Fund(the “Horizon Fund” or the “Fund”).

     The Board reviewed information related to the proposed Investment Advisory Agreement with the Trust, including (a) the investment performance of the Fund, a peer group of funds and appropriate indices; (b) the Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds. The Board deliberations included a consideration of the following:

     Nature, Extent and Quality of Services. The Board reviewed the materials provided by Horizon related to the Investment Advisory Agreement with the Trust, including Horizon’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Horizon Fund, including the team of individuals that primarily monitor and execute the investment process and an organization chart of Horizon. The Board discussed the extent of Horizon’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board reviewed the description provided by Horizon of its practices for monitoring compliance with the Fund’s investment limitations, noting Horizon’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance with the Fund’s compliance program. The Board then reviewed the capitalization of Horizon based on financial information provided by Horizon. The Board concluded that Horizon has the resources to provide quality advisory services in a manner that is consistent with the Board's expectations.

     Performance. As applicable, the Board considered Horizon’s past performance as well as other factors relating to the proposed adviser’s track record. The Trustees then reviewed the performance of Horizon’s separately managed accounts that are managed in a manner similar to the Horizon Fund’s investment strategy. The Board concluded that Horizon was expected to obtain an acceptable level of investment return to shareholders.

     Fees and Expenses. The Board noted that the Adviser proposed to charge the following annual advisory fee based on the average net assets:

Fund	Annual Advisory Fee
Horizon Fund	1.10%

     The Board then reviewed the proposed advisory fee to be paid to Horizon and the proposed fee waiver agreement to limit total operating expenses to 1.42% of the Horizon Fund’s average daily net assets through January 31, 2013. The Board noted that the fees, as compared to a peer group of funds in the aggressive allocation category were higher than average, but appeared reasonable when compared to a subset of funds in the larger category that Horizon believes are more appropriate for comparison. The Trustees concluded that the Horizon Fund’s proposed advisory fee as well as its overall expense ratio, was reasonable in light of the quality of the services the Horizon Fund is expected to receive from its adviser and the level of fees paid by a peer group of similarly managed mutual funds.

     Profitability. As to profitability, the Trustees discussed the total fees expected to be paid to Horizon and noted that Horizon will receive no other compensation from the Horizon Fund except the advisory fee earned pursuant to the Advisory Agreement. The Trustees reviewed a profitability analysis prepared by Horizon and requested additional information from Horizon regarding expected expenses in relation to anticipated asset growth. The Board determined that based on the information it received from Horizon, and its own understanding of the costs of managing a fund, that profitability was reasonable.

Horizon Active Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Continued)

November 30, 2012 (Unaudited)

     Economies of Scale. As to economies of scale, the Trustees noted that the Advisory Agreement currently does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees further noted that during their discussions with Horizon, Horizon would consider utilizing breakpoints in the future if assets reach significant levels. The Trustees agreed that breakpoints would be an appropriate way for Horizon to share their economies of scale with the Horizon Fund and the shareholders if the Horizon Fund experiences a substantial growth in assets.

     Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Investment Advisory Agreement. Based on the Board’s deliberations, its evaluation of the information provided, and other considerations, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Advisory Agreement are reasonable.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Horizon Active Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Continued)

November 30, 2012 (Unaudited)

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

Independent Trustees
Number of
				Portfolios in Fund	Other Directorships
				Complex**	held by Trustee
Name, Address and	Position/Term	Principal Occupation		Overseen by	During the Past Five
Age (Year of Birth)_	of Office*	During the Past Five Years		Trustee	Years
Anthony J. Hertl	Trustee	Consultant to small and		11	Northern Lights Fund
1950	Since 2004	emerging businesses (since			Trust and Northern
		2000)	.		Lights Variable Trust
96 portfolios); Satuit
Capital Management
Trust; Ladenburg
Thalmann Alternative
Strategies Fund, The
World Funds Trust,
Global Real Estate
Fund (2008-2011), The
Z Seven Fund, Inc.,
(2007- May 2010),
Greenwich Advisors
Trust (2007 – February
2011) .
Gary W. Lanzen	Trustee	President, Orizon Investment		11	Northern Lights Fund
1954	Since 2003	Counsel, LLC (since 2000);			Trust and Northern
		Chief Investment Officer,			Lights Variable Trust
		Orizon Investment Counsel,			(96 portfolios),
		LLC, (2000-2010); Partner,			Ladenburg Thalmann
		Orizon Group, Inc. (a financial			Alternative Strategies
		services company) (2002-			Fund
2006).
Larry A. Carter	Trustee	Consultant to private equity		11	NONE
1952	Since February	clients on grain processing
	2012	industry (since 2004).
John W. Davidson	Trustee	Director, President & Chief		11	PartnerRe Asset
1946	Since February	Economist of PartnerRe Asset			Management
	2012	Management Corporation;			Corporation, PartnerRe
		Chief Investment Officer of			Reinsurance Company
		Partner Reinsurance Company			of the US
of the US (2001-2008);
Creator, author and founder of
John Davidson’s Economic
Comments (2009-Present).
Edward D. Foy	Trustee	President and Chief		11	NONE
1952	Since February	Investment Officer of Foy
	2012	Financial Services, Inc. (1987-
Present).

Horizon Active Asset Allocation Fund
SUPPLEMENTAL INFORMATION (Continued)
November 30, 2012 (Unaudited)

Interested Trustees and Officers
			Number of	Other
			Portfolios in Fund	Directorships
			Complex **	held by Trustee
Name, Address and	Position/Term	Principal Occupation	Overseen by	During the
Age	of Office*	During the Past Five Years	Trustee	Past Five Years
Todd Clarke***	Trustee since	Chief Executive Officer and	11	NONE
1969	November 2012 Manager, CLS Investments, LLC
(since September 2012); President,
CLS Investments, LLC (2004-
2012).
Eric Clarke****	Trustee since	President and Manager, Orion	11	NONE
1973	November 2012 Advisor Services, LLC (since 2004);
President and Director,
Constellation Trust Company, (since
2004).
Ryan Beach	President since	President of the Trust (since	N/A	N/A
1977	November 2012 November 2012), President, CLS
Investments, LLC (since September
2012); Associate General Counsel,
NorthStar Financial Services Group,
LLC (2011-2012); Attorney,
Scudder Law Firm, P.C., L.L.O.
(2005-2011).
Brian Nielsen*****	Secretary and	Secretary and Chief Legal Officer of	N/A	N/A
1972	Chief Legal	the Trust; Secretary and General
	Officer	Counsel for NorthStar Financial
	Since 2003	Services Group, LLC (since 2003),
CLS Investments, LLC (since
2001), Orion Advisor Services, LLC
(since 2001), Gemcom, LLC (since
2004); Gemini Fund Services, LLC
(since 2012); President, Manager,
Secretary and General Counsel for
Northern Lights Distributors, LLC
(since 2003); Director, Secretary
and General Counsel for
Constellation Trust Company (since
2004); Manager, Secretary and
General Counsel for Northern
Lights Compliance Services, LLC
(since 2004); Assistant Secretary to
Northern Lights Fund Trust (since
2011); and Assistant Secretary of
Gemini Fund Services, LLC (2003-
2012); Manager, NorthStar
Financial Services Group, LLC
(since 2012); Manager, Arbor Point
Advisors, LLC (since 2012).

Horizon Active Asset Allocation Fund
SUPPLEMENTAL INFORMATION (Continued)
November 30, 2012 (Unaudited)

Interested Trustees and Officers (Continued)
Michael J. Wagner	Chief	President (4/2006-present) and	N/A	N/A
80 Arkay Drive	Compliance	Chief Operating Officer (9/2004–
Hauppauge, NY 11788	Officer	3/2006) of Northern Lights
1950	Since 2006	Compliance Services, LLC.
Dawn Borelli	Treasurer	Assistant Vice President, of Fund	N/A	N/A
80 Arkay Drive	Since April	Administration, Gemini Fund
Hauppauge, NY 11788 2012		Services, LLC since 2010, Assistant
1972		Vice President of Global Fund
Administration, Legg Mason & Co.
LLC (financial service company)
from 2003 to 2010.

*	The term of office for each Trustee and officer listed above will continue indefinitely.
**	The term “Fund Complex” refers to the AdvisorOne Funds trust.
***	Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS

Investments, LLC (investment adviser to certain funds of the Trust). Mr. Clarke is the brother of Eric Clarke and the brother-in-law of Brian Nielsen.

**** Eric Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Orion Advisers, LLC an affiliate of CLS Investments, LLC and is the brother of Todd Clarke and brother-in-law of Brian Nielsen.

***** Brian Nielsen is the brother-in-law of Todd Clarke and Eric Clarke.

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7932.

PRIVACY NOTICE

Rev. June 2011
FACTS		WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?		The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number ▪ Employment information ▪ Account balances	▪ Account transactions ▪ Income ▪ Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer's personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates' everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?		Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	▪ open an account ▪ give us your income information ▪ provide employment information	▪ provide account information ▪ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates' everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

▪

NorthStar Financial Services Group, LLC

▪

Gemcom, LLC

▪

Gemini Fund Services, LLC

▪

Northern Lights Compliance Services, LLC

▪

Northern Lights Distributors, LLC

▪

Orion Advisor Services, LLC

▪

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. Our joint marketing partners include other financial service companies.

Investment Adviser
Horizon Investments, LLC
13024 Ballantyne Corporate Place, Suite 225
Charlotte, NC 28277

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2012

$ 13,900

(b)

Audit-Related Fees

FY 2012

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2012

$ 3,300

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2012

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2012 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2012

$ 3,300

             $ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2012.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

2/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

        Ryan Beach, President

Date

2/4/13

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

2/4/13